CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,184)	$ (683)
(Gain) loss on sale of mortgage servicing rights	(50)
Change in fair value of mortgage servicing rights	(61)	(38)
Gain on sale of mortgage-backed securities	(15,108)	(20,412)
Change in fair value of mortgage loans held-for-sale	7,265	868
Change in fair value of derivatives lending, net	1,314	215
Change in provision for repurchases	574	(802)
Origination of mortgage loans held-for-sale	(482,129)	(849,898)
Sale and principal reduction on mortgage loans held-for-sale	637,981	823,850
Gain from trust REO		(1,871)
Change in fair value of net trust assets, excluding trust REO	(9,248)	3,544
Change in fair value of long-term debt	(1,642)	(1,025)
Accretion of interest income and expense	5,931	14,173
Stock-based compensation	260	218
Loss on disposal of premises and equipment		102
Net change in other assets	1,889	(7,509)
Net change in other liabilities	(1,062)	854
Net cash provided by (used in) operating activities	144,730	(38,414)
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in securitized mortgage collateral	72,889	136,953
Proceeds from transfer of trust assets and liabilities	37,500
Proceeds from the sale of mortgage servicing rights	50
Investment in corporate-owned life insurance	(932)	(270)
Purchase of premises and equipment	143
Proceeds on disposal of premises and equipment		20
Proceeds from the sale of trust REO		1,529
Net cash provided by investing activities	109,650	138,232
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of warehouse borrowings	(595,625)	(783,142)
Borrowings under warehouse agreements	460,807	835,708
Repayment of securitized mortgage borrowings	(78,818)	(153,408)
Net change in liabilities related to corporate-owned life insurance	116	111
Issuance of restricted stock	2	1
Net cash used in financing activities	(213,518)	(100,730)
Net change in cash, cash equivalents and restricted cash	40,862	(912)
Cash, cash equivalents and restricted cash at end of period	76,074	58,840
NON-CASH TRANSACTIONS
Transfer of securitized mortgage collateral from trust REO	467	2,327
Transfer and deconsolidation of trust assets	1,543,608
Transfer and deconsolidation of trust liabilities	(1,543,608)
Mortgage servicing rights retained from issuance of mortgage backed securities and loan sales	$ 46	$ 121